Income Taxes (Restated) (Tables)	12 Months Ended
Jul. 31, 2019
Income taxes paid (refund) [abstract]
Schedule of components of income tax expense
	July 31, 2019	July 31, 2018
Current tax for the year	$–	$–
Adjustments of previous years	–	–
Total	$–	$–

Schedule of deferred income tax expense (recovery)
	July 31, 2019	July 31, 2018
Origination and reversal of temporary differences	$(13,007)	$(6,780)
Difference between statutory tax rate and deferred tax rate	172	(7)
Change in temporary difference for which no deferred tax assets are recorded	(5,377)	6,787
Deferred income tax recovery	$(18,213)	$–

Schedule of income tax rate reconciliation
	July 31, 2019	July 31, 2018
Expected tax rate	26.64%	26.9%
Earnings before income taxes	$(87,281)	$(23,350)

Expected tax benefit resulting from loss	(23,252)	(6,281)

Adjustments for the following items:
Tax rate differences	172	(7)
Permanent differences	9,973	3,095
Change in temporary differences for which no tax assets are recorded	(5,770)	2,401
True up and other	664	792
	$(18,213)	$–

Schedule of reconciliation of deferred tax assets and liabilities
	Opening	Recognized in	Recognized in	Ending
	August 1, 2018	income	goodwill	July 31, 2019
	$	$	$	$
Taxable temporary differences	(117)	7,195	(200)	6,858
Biological assets	(458)	(764)	(292)	(1,514)
Inventory	(1,432)	(930)	(559)	(2,920)
Loss carryforward	2,007	14,058	7,304	23,369
Share issue costs	–	(1,003)	1,724	721
Intangible assets	–	(344)	(32,193)	(32,537)
Net deferred tax asset (liability)	–	18,212	(24,236)	(6,023)

	Opening	Recognized in	Recognized in	Ending
	August	Income	Equity/OCI	July 31, 2018
	$	$	$	$
Deferred tax assets	813	–	(813)	–
Taxable temporary differences	–	(117)	–	(117)
Biological assets	–	(458)	–	(458)
Inventory	–	(1,432)	–	(1,432)
Loss carryforward	–	2,007	–	2,007
Revaluation of financial instruments - Equity	(813)	–	813	–
Net deferred tax asset (liability)	–	–	–	–

Schedule of deductible temporary differences and unused tax losses
	July 31, 2019	July 31, 2018
	$	$
Losses carried forward	5,898	20,672
Research and development expenditures	266	266
Fixed Assets	-	–
Share issue costs	8,612	13,352
	14,776	34,289

Schedule of non-capital losses
$
2024	187
2025	199
2026	279
2027	236
2028	257
2029	205
2030	172
2031	338
2032	726
2033	384
2034	1,495
2035	3,774
2036	6,165
2037	10,836
2038	30,812
2039	52,910
108,975